Income tax (Tables)	12 Months Ended
Jun. 30, 2025
Income tax
Schedule of income tax
	06.30.2025	06.30.2024	06.30.2023
Current income tax (i)	(87,733)	(33,858)	75,078
Deferred income tax	16,688	120,119	301,607
Income tax (i)	(71,045)	86,261	376,685

Schedule of statutory tax rate
Tax jurisdiction	Income tax rate
Argentina	25% - 35%
Brazil	25% - 34%
Uruguay	0% - 25%
Bolivia	25%
USA	0% - 21%
Bermudas	0%
Israel	23% - 24%

Schedule of income/loss before income tax
	06.30.2025	06.30.2024	06.30.2023
Tax calculated at the tax rates applicable to profit in the respective countries (i)	(144,726)	(12,705)	(10,393)
Permanent differences:
Tax inflation adjustment	(22,337)	(123,056)	33,451
Share of profit of associates and joint ventures	11,678	32,478	18,146
Result from sale of participation in associates and joint ventures	(12,265)	(362)	15
Difference between provision and affidavit (ii)	(3,740)	(25)	56,745
Fiscal transparency	(36,805)	(5,230)	(7,081)
Recovery of unrecognized tax loss carry-forwards	56,819	2,974	9,596
Non-taxable profit	32,927	54,823	1,476
Others	10,946	(9,593)	5,670
Inflation adjustment permanent difference	36,458	146,957	269,060
Income tax	(71,045)	86,261	376,685

Schedule of deferred tax assets and liabilities
	06.30.2025	06.30.2024
Deferred income tax assets to be recovered after more than 12 months	84,818	103,285
Deferred income tax assets to be recovered within 12 months	41,531	41,319
Deferred income tax assets	126,349	144,604
Deferred income tax liabilities to be recovered after more than 12 months	(850,113)	(901,535)
Deferred income tax liabilities to be recovered within 12 months	(126,909)	(119,202)
Deferred income tax liabilities	(977,022)	(1,020,737)
Total deferred income tax liabilities, net	(850,673)	(876,133)

Schedule of deferred income tax
	At the beginning	Currency translation adjustment	Charged to the Statement of Income	Revaluation surplus	At the end
June 30, 2025
Assets
Trade and other payables	20,764	-	(2,533)	-	18,231
Tax loss carry-forwards	88,959	(2,931)	(26,507)	-	59,521
Others	34,650	(1,142)	14,597	-	48,105
Borrowings	231	-	261	-	492
Subtotal assets	144,604	(4,073)	(14,182)	-	126,349
Liabilities
Investment properties and property, plant and equipment	(809,431)	11,106	(25,744)	(178)	(824,247)
Biological assets	(28,124)	637	3,786	-	(23,701)
Trade and other receivables	(2,430)	-	(5,414)	-	(7,844)
Investments	(17,980)	-	(5,131)	-	(23,111)
Intangible assets	(19,604)	-	16,674	-	(2,930)
Tax inflation adjustment	(105,526)	-	66,424	-	(39,102)
Inventories	(21,969)	1,463	(5,397)	-	(25,903)
Others	(15,673)	(183)	(14,328)	-	(30,184)
Subtotal liabilities	(1,020,737)	13,023	30,870	(178)	(977,022)
Liabilities, net	(876,133)	8,950	16,688	(178)	(850,673)
	At the beginning	Currency translation adjustment	Charged to the Statement of Income	Revaluation surplus	At the end
June 30, 2024
Assets
Trade and other payables	28,932	-	(8,168)	-	20,764
Tax loss carry-forwards	45,324	(5,868)	49,503	-	88,959
Others	28,102	(2,958)	9,506	-	34,650
Borrowings	202	-	29	-	231
Subtotal assets	102,560	(8,826)	50,870	-	144,604
Liabilities
Investment properties and property, plant and equipment	(972,168)	14,387	151,190	(2,840)	(809,431)
Biological assets	(17,259)	116	(10,981)	-	(28,124)
Trade and other receivables	(5,568)	-	3,138	-	(2,430)
Investments	(13,489)	-	(4,491)	-	(17,980)
Intangible assets	(9,128)	-	(10,476)	-	(19,604)
Tax inflation adjustment	(54,389)	-	(51,137)	-	(105,526)
Inventories	(19,441)	3,948	(6,476)	-	(21,969)
Others	(13,891)	(264)	(1,518)	-	(15,673)
Subtotal liabilities	(1,105,333)	18,187	69,249	(2,840)	(1,020,737)
Liabilities, net	(1,002,773)	9,361	120,119	(2,840)	(876,133)

Schedule of loss carry forward
Jurisdiction	06.30.2025	Date of generation	Due date
Argentina	10,724	2021	2026
Argentina	4,141	2022	2027
Argentina	404	2023	2028
Argentina	20,010	2024	2029
Argentina	6,049	2025	2030
Brazil	66,092	2019-2024	Do not expire
Total cumulative tax loss carry-forwards	107,420